EMPLOYEE BENEFITS (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of defined benefit plans [abstract]
Retirements payments	$ 55,119	$ 49,680
Resignation payments	10,124	10,097
Other obligations	35,844	22,545
Total liability for employee benefits	$ 101,087	$ 82,322